Description of the Plan - Forfeitures (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Forfeited non-vested account balances	$ 98,661	$ 26,778
Employer contributions reduction from forfeited non-vested accounts	$ 2,492,445	$ 2,824,004